Annual Total Returns[BarChart] - Victory NewBridge Large Cap Growth Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.02%)	13.50%	32.70%	6.47%	6.77%	(3.90%)	24.87%	(1.02%)	22.13%	46.41%